Promissory notes payable (Details Narrative)							1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 22, 2021 USD ($)	Sep. 22, 2021 USD ($)	Oct. 09, 2020 USD ($)	May 12, 2020 USD ($)	Apr. 24, 2020 $ / shares shares	Nov. 13, 2019 USD ($) shares	Jan. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Apr. 15, 2022 USD ($)	Dec. 20, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Jun. 13, 2020 USD ($)	May 12, 2020 CAD ($)	Jan. 29, 2020 USD ($)	Jan. 29, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Nov. 13, 2019 $ / shares	Jun. 30, 2019 USD ($)
Short-Term Debt [Line Items]
Debt instrument, interest rate								9.00%		9.00%				9.00%
Warrants to purchase shares | shares									111,412,712
Repaid promissory note								$ 1,825,920			$ 158,094
Loss on loan extinguishment			$ 23,376					(875,861)	(56,146)		(1,056,296)
Accretion expense								118,388			359,267
Interest expense								124,367	$ 102,740		202,426
Project finance package convertible debenture													$ 50,000,000
Funding stream description									Assuming the maximum funding of $37,000,000 is drawn, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver. Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price.
Additional indebtedness amount									$ 15,000,000
Cost over-run facility									13,000,000
Minimum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream									27,000,000
Maximum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream									$ 37,000,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument effective interest rate percentage									7.50%
Debt Instrument, Face Amount									$ 5,000,000
Debt Instrument, Increase (Decrease), Net									$ 6,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 0.30
Equipment [Member]
Short-Term Debt [Line Items]
Convertible Debt													37,000,000
Royalty [Member]
Short-Term Debt [Line Items]
Convertible Debt													8,000,000
Royalty percentage									1.85%
Royalty [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Royalty percentage									1.85%
Subsequent Event [Member]
Short-Term Debt [Line Items]
Payments to Acquire Businesses, Gross							$ 2,000,000
Subsequent Event [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate							7.50%
Payments to Acquire Businesses, Gross							$ 6,000,000
Debt Instrument, Face Amount							5,000,000
Subsequent Event [Member] | Royalty [Member]
Short-Term Debt [Line Items]
Advances from royalties							$ 8,000,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes payable						$ 300,000
Debt instrument, interest rate						1.00%
Warrants to purchase shares | shares					400,000	400,000
Number of shares acquired | shares						1
Warrants exercise price | $ / shares					$ 0.50																$ 0.80
Debt instrument, maturity date					Aug. 01, 2020
Warrants and rights outstanding, maturity date					Nov. 13, 2021
Promissory Note [Member] | August 2020 Warrants [Member]
Short-Term Debt [Line Items]
Promissory notes payable														$ 288,000
Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Repaid promissory note								110,658
Promissory notes payable											248,478
Accretion expense								51,522			155,001
Debt Instrument effective interest rate percentage									16.00%
Interest expense								5,600			22,700
Promissory Notes Payable [Member] | August 2020 Warrants [Member]
Short-Term Debt [Line Items]
Repaid promissory note								110,658
Promissory notes payable								218,281		218,281
Outstanding interest payable								$ 28,939		28,939
Settlement of promissory note for issuing common stock | shares								822,857
Loss on loan extinguishment										335,467
Promissory Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate				7.00%												7.00%
Promissory notes payable				$ 362,650												$ 500,000	$ 75,727	$ 100,000	$ 82,367	$ 107,000
Loss on loan extinguishment				291,203
Accretion expense								$ 47,737			41,453
Debt issue costs				$ 89,190
Promissory Notes Payable Two [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate				8.00%												8.00%
Promissory notes payable				$ 141,704				714,285		$ 714,285						$ 200,000
Accretion expense								19,129			16,547
Debt issue costs				$ 35,676
Promissory Notes Payable Three [Member]
Short-Term Debt [Line Items]
Promissory notes payable											75,000
Debt issue costs											15,000
Financing cost											15,000
Promissory Notes Payable Four [Member]
Short-Term Debt [Line Items]
Financing cost											15,000
Promissory Notes Payable Five [Member]
Short-Term Debt [Line Items]
Promissory notes payable															$ 1,200,000
Debt issue costs															$ 360,000
Financing cost								$ 360,000
Non Convertible Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate	15.00%	15.00%
Debt instrument, maturity date	Mar. 15, 2022
Promissory notes payable	$ 2,500,000	$ 2,500,000
Interest expense									$ 102,740
Payments to Acquire Land		$ 200,000
Non Convertible Promissory Notes Payable [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Promissory notes payable												$ 500,000
Convertible Debenture [Member]
Short-Term Debt [Line Items]
Convertible Debt													$ 5,000,000